Derivatives - Summary of Current Replacement Cost of Derivatives by Location (Detail) - Current replacement cost [member] - CAD ($) $ in Millions	Oct. 31, 2019	Oct. 31, 2018
Current replacement cost of derivatives [line items]
Derivatives, net	$ 8,169	$ 12,526
After master netting agreements, percentage mix	100.00%	100.00%
Canada [member]
Current replacement cost of derivatives [line items]
Derivatives, net	$ 2,768	$ 3,898
After master netting agreements, percentage mix	33.90%	31.10%
United States [member]
Current replacement cost of derivatives [line items]
Derivatives, net	$ 2,936	$ 4,887
After master netting agreements, percentage mix	36.00%	39.00%
Other international [member]
Current replacement cost of derivatives [line items]
Derivatives, net	$ 2,465	$ 3,741
After master netting agreements, percentage mix	30.10%	29.90%
Other international [member] | United Kingdom [member]
Current replacement cost of derivatives [line items]
Derivatives, net	$ 501	$ 487
After master netting agreements, percentage mix	6.10%	3.90%
Other international [member] | Europe [Member]
Current replacement cost of derivatives [line items]
Derivatives, net	$ 1,211	$ 2,183
After master netting agreements, percentage mix	14.80%	17.40%
Other international [member] | All other countries [member]
Current replacement cost of derivatives [line items]
Derivatives, net	$ 753	$ 1,071
After master netting agreements, percentage mix	9.20%	8.60%